Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Investments
Investment income related to short-term investments	¥ 580,700	¥ 657,600	¥ 463,500
Short-term investments
Short-term Investments
Cost	13,095,780	15,116,330
Unrealized Gains/(Losses)	177,246	196,265
Estimated Fair Value	¥ 13,273,026	¥ 15,312,595
Short-term investments | Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	2.52%	2.00%
Short-term investments | Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	4.10%	4.25%